Document and Entity Information	Dec. 27, 2021
Cover [Abstract]
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001602065
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 27, 2021
Entity Registrant Name	VIPER ENERGY PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36505
Entity Tax Identification Number	46-5001985
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false